UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2012

Check here if Amendment [    ]; Amendment Number:
  This Amendment (Check only one.):  [    ]  is a restatement.
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tactical Allocation Group, LLC
Address:   139 S. Old Woodward Ave.
           Birmingham, MI  48009

Form 13F File Number:   028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.          Birmingham, MI              April 30, 2012
--------------------------------------------------------------------------------
James F. Peters, Jr.                City, State                    Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                          ------------
Form 13F Information Table Entry Total:           22
                                          ------------
Form 13F Information Table Value Total:     $464,543
                                          ------------
                                           (thousands)


List of Other Included Managers:     NONE

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
                                                        FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager:  Tactical Allocation Group, LLC

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other          Voting Authority
        Name of Issuer         Title of Class     CUSIP   (x1000)  Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
ISHARES TR                    JPMORGAN USD      464288281   51,137    453,701  SH        SOLE              25,455      0    428,246
----------------------------  ----------------  ---------  -------  ---------  --        ----              ------  -----  ---------
ISHARES SILVER TRUST          ISHARES           46428Q109   10,354    329,931  SH        SOLE              24,587      0    305,344
----------------------------  ----------------  ---------  -------  ---------   --       ----              ------  -----  ---------
ISHARES TR                    IBOXX INV CPBD    464287242   27,667    239,277  SH        SOLE              12,949      0    226,328
----------------------------  ----------------  ---------  -------  ---------   --       ----              ------  -----  ---------
ISHARES TR                    S&P NA NAT RES    464287374    1,372     34,798  SH        SOLE               2,513      0     32,285
----------------------------  ----------------  ---------  -------  ---------   --       ----              ------  -----  ---------
ISHARES TR                    HIGH YLD CORP     464288513   18,836    207,637  SH        SOLE              10,845      0    196,792
----------------------------  ----------------  ---------  -------  ---------  --        ----              ------  -----  ---------
ISHARES TR                    INT PFD STK FD    46429B135   28,046  1,078,255  SH        SOLE              58,077      0  1,020,178
----------------------------  ----------------  ---------  -------  ---------  --        ----              ------  -----  ---------
ISHARES TR                    MSCI EMERG MKT    464287234   36,362    846,722  SH        SOLE              62,239      0    784,483
----------------------------  ----------------  ---------  -------  ---------  --        ----              ------  -----  ---------
ISHARES TR                    RUSSELL MCP GR    464287481   19,664    312,777  SH        SOLE              22,568      0    290,209
----------------------------  ----------------  ---------  -------  ---------  --        ----              ------  -----  ---------
ISHARES TR                    RUSSELL1000GRW    464287614   66,064    999,759  SH        SOLE              64,759      0    935,000
----------------------------  ----------------  ---------  -------  ---------  --        ----              ------  -----  ---------
ISHARES TR                    RUSSELL1000VAL    464287598   45,455    648,713  SH        SOLE              42,498      0    606,215
----------------------------  ----------------  ---------  -------  ---------  --        ----              ------  -----  ---------
ISHARES TR                    S&P GRWTH ALL     464289867      333      9,992  SH        SOLE                   0      0      9,992
----------------------------  ----------------  ---------  -------  ---------  --        ----              ------  -----  ---------
ISHARES TR                    S&P MODERATE      464289875      939     30,087  SH        SOLE                   0      0     30,087
----------------------------  ----------------  ---------  -------  ---------  --        ----              ------  -----  ---------
ISHARES TR                    BARCLYS TIPS BD   464287176   29,298    249,023  SH        SOLE              12,777      0    236,246
----------------------------  ----------------  ---------  -------  ---------  --        ----              ------  -----  ---------
MARKET VECTORS ETF TR         EM LC CURR DBT    57060U522   18,978    722,180  SH        SOLE              51,865      0    670,315
----------------------------  ----------------  ---------  -------  ---------  --        ----              ------  -----  ---------
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100   15,852    319,975  SH        SOLE              24,291      0    295,684
----------------------------  ----------------  ---------  -------  ---------  --        ----              ------  -----  ---------
MORGAN STANLEY                CUSHNG MLP ETN    61760E846      251     15,441  SH        SOLE                   0      0     15,441
----------------------------  ----------------  ---------  -------  ---------  --        ----              ------  -----  ---------
POWERSHARES GLOBAL ETF TRUST  SOVEREIGN DEBT    73936T573    1,612     57,532  SH        SOLE               3,686      0     53,846
----------------------------  ----------------  ---------  -------  ---------  --        ----              ------  -----  ---------
SPDR GOLD TRUST               GOLD SHS          78463V107   46,243    285,244  SH        SOLE              16,847      0    268,397
----------------------------  ----------------  ---------  -------  ---------  --        ----              ------  -----  ---------
SPDR INDEX SHS FDS            DJ INTL RL ETF    78463X863   20,659    561,060  SH        SOLE              35,498      0    525,562
----------------------------  ----------------  ---------  -------  ---------  --        ----              ------  -----  ---------
SPDR SERIES TRUST             NUV HGHYLD MUN    78464A284    1,091     19,920  SH        SOLE                   0      0     19,920
----------------------------  ----------------  ---------  -------  ---------  --        ----              ------  -----  ---------
SWEDISH EXPT CR CORP          ROG TTL ETN 22    870297801    6,236    697,016  SH        SOLE              18,633      0    678,383
----------------------------  ----------------  ---------  -------  ---------  --        ----              ------  -----  ---------
VANGUARD SCOTTSDALE FDS       SHTRM GVT BD ETF  92206C409   18,094    228,924  SH        SOLE               6,519      0    222,405
----------------------------  ----------------  ---------  -------  ---------  --        ----              ------  -----  ---------
TOTAL                                                      464,543
----------------------------                               -------
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